UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.3%

	Australia — 5.3%
17	AGL Energy Ltd. (m)	278
10	ALS Ltd. (m)	120
81	Alumina Ltd. (m)	94
38	Amcor Ltd. (m)	336
91	AMP Ltd. (m)	506
26	APA Group (m)	155
30	Asciano Ltd. (m)	152
5	ASX Ltd. (m)	199
58	Aurizon Holdings Ltd. (m)	239
86	Australia & New Zealand Banking Group Ltd. (m)	2,379
13	Bendigo and Adelaide Bank Ltd. (m)	122
449	BGP Holdings plc (a) (i)	—
102	BHP Billiton Ltd. (m)	4,000
23	Boral Ltd. (m)	118
49	Brambles Ltd. (m)	415
4	Caltex Australia Ltd. (m)	82
64	CFS Retail Property Trust Group (m)	134
18	Coca-Cola Amatil Ltd. (m)	265
2	Cochlear Ltd. (m)	146
50	Commonwealth Bank of Australia (m)	3,378
14	Computershare Ltd. (m)	149
13	Crown Ltd. (m)	151
16	CSL Ltd. (m)	915
142	Dexus Property Group (m)	155
24	Echo Entertainment Group Ltd. (m)	90
45	Federation Centres (m)	109
2	Flight Centre Ltd. (m)	55
43	Fortescue Metals Group Ltd. (m)	213
54	Goodman Group (m)	254
44	GPT Group (m)	174
18	Harvey Norman Holdings Ltd. (m)	37
13	Iluka Resources Ltd. (m)	129
52	Incitec Pivot Ltd. (m)	176
65	Insurance Australia Group Ltd. (m)	338
5	Leighton Holdings Ltd. (m)	109
17	Lend Lease Group (m)	187
10	Macquarie Group Ltd. (m)	416
27	Metcash Ltd.	108
108	Mirvac Group (m)	180
72	National Australia Bank Ltd. (m)	2,049
24	Newcrest Mining Ltd. (m)	591
11	Orica Ltd. (m)	305
34	Origin Energy Ltd. (m)	447
10	OZ Minerals Ltd. (m)	69
38	Qantas Airways Ltd. (a) (m)	60
37	QBE Insurance Group Ltd. (m)	461
4	Ramsay Health Care Ltd. (m)	122
14	Rio Tinto Ltd. (m)	956
31	Santos Ltd. (m)	382
12	Sonic Healthcare Ltd. (m)	164
48	SP AusNet (m)	58
70	Stockland (m)	253
41	Suncorp Group Ltd. (m)	450
6	Sydney Airport (m)	21
24	Tabcorp Holdings Ltd. (m)	77
44	Tatts Group Ltd. (m)	151
137	Telstra Corp., Ltd. (m)	659
21	Toll Holdings Ltd. (m)	115
42	Transurban Group (m)	270
20	Treasury Wine Estates Ltd. (m)	99
32	Wesfarmers Ltd. (m)	1,246
68	Westfield Group (m)	791
91	Westfield Retail Trust (m)	305
97	Westpac Banking Corp. (m)	2,842
16	Whitehaven Coal Ltd. (m)	55
21	Woodside Petroleum Ltd. (m)	770
39	Woolworths Ltd. (m)	1,265
6	WorleyParsons Ltd. (m)	168

		32,264

	Austria — 1.6%
21	Andritz AG (m)	1,404
63	Erste Group Bank AG (a) (m)	2,129
249	IMMOFINANZ AG (a) (m)	1,089
43	OMV AG (m)	1,774
14	Raiffeisen Bank International AG (m)	630
67	Telekom Austria AG (m)	493
20	Verbund AG (m)	434
12	Vienna Insurance Group AG Wiener Versicherung Gruppe (m)	609
32	Voestalpine AG (m)	1,179

		9,741

	Belgium — 1.8%
20	Ageas (m)	666
71	Anheuser-Busch InBev N.V. (m)	6,204
13	Belgacom S.A. (m)	403
7	Colruyt S.A. (m)	334
9	Delhaize Group S.A. (m)	434

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Belgium — Continued
7		Groupe Bruxelles Lambert S.A. (m)	582
14		KBC Groep N.V. (m)	552
5		Solvay S.A. (m)	814
10		UCB S.A. (m)	555
10		Umicore S.A. (m)	524

			11,068

		Brazil — 0.2%
16		BM&FBovespa S.A. (m)	109
6		BRF—Brasil Foods S.A. (m)	134
3		Natura Cosmeticos S.A. (m)	75
44		Petroleo Brasileiro S.A. (m)	404
25		Vale S.A. (m)	502

			1,224

		Chile — 0.7%
5,450		Banco Santander Chile (m)	415
9		CAP S.A. (m)	343
79		Cencosud S.A. (m)	490
235		Empresa Nacional de Electricidad S.A. (m)	407
82		Empresas CMPC S.A. (m)	319
30		Empresas COPEC S.A. (m)	469
623		Enersis S.A. (m)	248
17		Enersis S.A., ADR (m)	327
9		ENTEL Chile S.A. (m)	190
14		Latam Airlines Group S.A. (m)	346
41		S.A.C.I. Falabella (m)	478

			4,032

		China — 0.6%
551		Bank of China Ltd., Class H (m)	271
78		BYD Co., Ltd., Class H (a) (m)	261
468		China Construction Bank Corp., Class H (m)	404
75		China Life Insurance Co., Ltd., Class H (m)	250
158		CNOOC Ltd. (m)	325
410		Datang International Power Generation Co., Ltd., Class H (m)	180
164		Huaneng Power International, Inc., Class H (m)	169
601		Industrial & Commercial Bank of China Ltd., Class H (m)	453
257		PetroChina Co., Ltd., Class H (m)	364
17		Ping An Insurance Group Co. of China Ltd., Class H (m)	148
34		Sands China Ltd. (m)	172
8		Tencent Holdings Ltd. (m)	265
74		Tingyi Cayman Islands Holding Corp. (m)	208
24		Wynn Macau Ltd. (a) (m)	66
54		Yangzijiang Shipbuilding Holdings Ltd. (m)	43
119		Yanzhou Coal Mining Co., Ltd., Class H (m)	204
225		Zhejiang Expressway Co., Ltd., Class H (m)	200

			3,983

		Denmark — 1.2%
—	(h)	A.P. Moller—Maersk A/S, Class A (m)	227
—	(h)	A.P. Moller—Maersk A/S, Class B (m)	535
6		Carlsberg A/S, Class B (m)	603
6		Coloplast A/S, Class B (m)	317
34		Danske Bank A/S (a) (m)	651
10		DSV A/S (m)	254
21		Novo Nordisk A/S, Class B (m)	3,877
12		Novozymes A/S, Class B (m)	400
25		TDC A/S (m)	192
1		Tryg A/S (m)	98
1		William Demant Holding A/S (a) (m)	127

			7,281

		Finland — 0.9%
9		Elisa OYJ (m)	207
28		Fortum OYJ (m)	522
4		Kesko OYJ, Class B (m)	115
10		Kone OYJ, Class B (m)	796
8		Metso OYJ (m)	356
7		Neste Oil OYJ (m)	108
233		Nokia OYJ (m)	915
7		Nokian Renkaat OYJ (m)	287
6		Orion OYJ, Class B (m)	169
9		Pohjola Bank plc, Class A (m)	146
26		Sampo OYJ, Class A (m)	950
37		Stora Enso OYJ, Class R (m)	262
33		UPM-Kymmene OYJ (m)	399
10		Wartsila OYJ (m)	491

			5,723

		France — 9.6%
8		Accor S.A. (m)	298
1		Aeroports de Paris (m)	84
17		Air Liquide S.A. (m)	2,225
11		Alstom S.A. (m)	495
3		Arkema S.A. (m)	391

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	France — Continued
3	Atos Origin S.A. (m)	225
97	AXA S.A. (m)	1,788
55	BNP Paribas S.A. (m)	3,434
10	Bouygues S.A. (m)	296
3	Bureau Veritas S.A. (m)	355
8	Cap Gemini S.A. (m)	381
32	Carrefour S.A. (m)	915
3	Casino Guichard Perrachon S.A. (m)	289
3	Christian Dior S.A. (m)	497
21	Cie de St-Gobain (m)	879
8	Cie Generale de Geophysique-Veritas (a) (m)	241
9	Cie Generale des Etablissements Michelin (m)	871
11	Cie Generale d’Optique Essilor International S.A. (m)	1,149
10	CNP Assurances (m)	160
56	Credit Agricole S.A. (a) (m)	549
32	Danone S.A. (m)	2,235
3	Dassault Systemes S.A. (m)	376
10	Edenred (m)	308
13	EDF S.A. (m)	243
2	Eurazeo (m)	101
23	European Aeronautic Defence and Space Co., N.V. (m)	1,070
7	Eutelsat Communications S.A. (m)	258
2	Fonciere Des Regions (m)	131
98	France Telecom S.A. (m)	1,115
69	GDF Suez (m)	1,416
1	Gecina S.A. (m)	135
27	Groupe Eurotunnel S.A. (m)	231
1	ICADE (m)	112
1	Iliad S.A. (m)	219
2	Imerys S.A. (m)	119
4	JCDecaux S.A. (m)	109
6	Klepierre (m)	225
10	Lafarge S.A. (m)	637
7	Lagardere S.C.A (m)	247
13	Legrand S.A. (m)	592
13	L’Oreal S.A. (m)	1,969
14	LVMH Moet Hennessy Louis Vuitton S.A. (m)	2,571
51	Natixis (m)	204
12	Pernod-Ricard S.A. (m)	1,482
12	Peugeot S.A. (a) (m)	91
4	PPR (m)	861
10	Publicis Groupe S.A. (m)	638
1	Remy Cointreau S.A. (m)	142
10	Renault S.A. (m)	590
6	Rexel S.A. (m)	125
13	Safran S.A. (m)	578
64	Sanofi (m)	6,275
28	Schneider Electric S.A. (m)	2,162
9	SCOR SE (m)	265
2	Societe BIC S.A. (m)	212
38	Societe Generale S.A. (a) (m)	1,738
5	Sodexo (m)	458
15	Suez Environnement Co. (m)	202
6	Technip S.A. (m)	609
5	Thales S.A. (m)	166
116	Total S.A. (m)	6,279
5	Unibail-Rodamco SE (m)	1,218
6	Vallourec S.A. (m)	300
19	Veolia Environnement S.A. (m)	246
25	Vinci S.A. (m)	1,287
69	Vivendi S.A. (m)	1,487
2	Wendel S.A. (m)	182
2	Zodiac Aerospace (m)	193

		57,931

	Germany — 12.0%
17	Adidas AG (m)	1,537
36	Allianz SE (m)	5,144
3	Axel Springer AG (m)	143
72	BASF SE (m)	7,267
64	Bayer AG (m)	6,324
26	Bayerische Motoren Werke AG (m)	2,613
8	Beiersdorf AG (m)	689
4	Brenntag AG (m)	574
7	Celesio AG (m)	127
292	Commerzbank AG (a) (m)	640
9	Continental AG (m)	1,001
70	Daimler AG (m)	4,080
73	Deutsche Bank AG (m)	3,794
15	Deutsche Boerse AG (m)	1,006
19	Deutsche Lufthansa AG (m)	380
68	Deutsche Post AG (m)	1,606
220	Deutsche Telekom AG (m)	2,701
140	E.ON SE (m)	2,430

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Germany — Continued
3	Fraport AG Frankfurt Airport Services Worldwide (m)	174
17	Fresenius Medical Care AG & Co. KGaA (m)	1,177
10	Fresenius SE & Co. KGaA (m)	1,197
13	GEA Group AG (m)	489
5	Hannover Rueckversicherung AG (m)	375
11	HeidelbergCement AG (m)	691
10	Henkel AG & Co. KGaA (m)	751
2	Hochtief AG (a) (m)	153
2	Hugo Boss AG (m)	214
82	Infineon Technologies AG (m)	741
13	K+S AG (m)	606
7	Kabel Deutschland Holding AG (m)	568
6	Lanxess AG (m)	546
15	Linde AG (m)	2,669
3	MAN SE (m)	408
5	Merck KGaA (m)	708
10	Metro AG (m)	317
14	Muenchener Rueckversicherungs AG (m)	2,601
39	RWE AG (m)	1,466
3	Salzgitter AG (m)	142
72	SAP AG (m)	5,877
64	Siemens AG (m)	7,018
7	Suedzucker AG (m)	288
30	ThyssenKrupp AG (a) (m)	736
8	United Internet AG (m)	183
2	Volkswagen AG (m)	437

		72,588

	Greece — 1.3%
214	Coca Cola Hellenic Bottling Co. S.A. (a) (m)	5,573
237	OPAP S.A. (m)	2,056

		7,629

	Hong Kong — 0.9%
155	AIA Group Ltd. (m)	615
3	ASM Pacific Technology Ltd. (m)	35
16	Bank of East Asia Ltd. (m)	67
94	Belle International Holdings Ltd. (m)	209
51	BOC Hong Kong Holdings Ltd. (m)	175
14	Cathay Pacific Airways Ltd. (m)	27
20	Cheung Kong Holdings Ltd. (m)	330
7	Cheung Kong Infrastructure Holdings Ltd. (m)	44
46	China Mobile Ltd. (m)	508
25	CLP Holdings Ltd. (m)	216
32	First Pacific Co., Ltd. (m)	41
31	Galaxy Entertainment Group Ltd. (a) (m)	140
32	Hang Lung Properties Ltd. (m)	121
11	Hang Seng Bank Ltd. (m)	178
14	Henderson Land Development Co., Ltd. (m)	101
36	HKT Trust/HKT Ltd. (m)	34
74	Hong Kong & China Gas Co., Ltd. (m)	209
14	Hong Kong Exchanges and Clearing Ltd. (m)	272
8	Hopewell Holdings Ltd. (m)	32
30	Hutchison Whampoa Ltd. (m)	338
9	Hysan Development Co., Ltd. (m)	45
11	Kerry Properties Ltd. (m)	57
84	Li & Fung Ltd. (m)	118
34	Link REIT (The) (m)	174
16	MGM China Holdings Ltd. (m)	37
20	MTR Corp., Ltd. (m)	83
49	New World Development Co., Ltd. (m)	89
92	Noble Group Ltd. (m)	91
23	NWS Holdings Ltd. (m)	41
3	Orient Overseas International Ltd. (m)	19
54	PCCW Ltd. (m)	24
20	Power Assets Holdings Ltd. (m)	173
20	Shangri-La Asia Ltd. (m)	47
41	Sino Land Co., Ltd. (m)	77
26	SJM Holdings Ltd. (m)	71
23	Sun Hung Kai Properties Ltd. (m)	370
9	Swire Pacific Ltd., Class A (m)	121
18	Swire Properties Ltd. (m)	64
21	Wharf Holdings Ltd. (m)	188
14	Wheelock & Co., Ltd. (m)	79
3	Wing Hang Bank Ltd. (m)	26
10	Yue Yuen Industrial Holdings Ltd. (m)	34

		5,720

	Hungary — 0.8%
186	Magyar Telekom Telecommunications plc (m)	351
17	MOL Hungarian Oil and Gas plc (m)	1,427
89	OTP Bank plc (m)	1,908
6	Richter Gedeon Nyrt. (m)	955

		4,641

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		India — 0.7%
18		Bharat Heavy Electricals Ltd. (m)	76
14		Hindustan Unilever Ltd. (m)	125
28		Housing Development Finance Corp., Ltd. (m)	413
7		ICICI Bank Ltd., ADR (m)	308
19		IDFC Ltd. (m)	59
8		Infosys Ltd. (m)	440
141		ITC Ltd., Reg. S, GDR (m)	812
68		Jaiprakash Associates Ltd. (m)	112
4		Larsen & Toubro Ltd., GDR (m)	124
8		Mahindra & Mahindra Ltd. (m)	130
30		NTPC Ltd. (m)	89
25		Oil & Natural Gas Corp., Ltd. (m)	159
11		Ranbaxy Laboratories Ltd., GDR (a) (m)	97
25		Reliance Industries Ltd. (m)	412
5		Reliance Industries Ltd., GDR (e) (m)	168
68		Sterlite Industries India Ltd. (m)	144
12		Sun Pharmaceutical Industries Ltd. (m)	168
28		Tata Motors Ltd. (m)	157
48		Tata Power Co., Ltd. (m)	90
54		United Phosphorus Ltd. (m)	135

			4,218

		Ireland — 0.8%
96		CRH plc (m)	2,065
44		Elan Corp. plc (a) (m)	462
23		Elan Corp. plc, ADR (a) (m)	243
19		Experian plc (m)	317
14		James Hardie Industries SE (m)	144
20		Kerry Group plc, Class A (m)	1,063
2		Prothena Corp. plc (a) (m)	10
14		Ryanair Holdings plc (m)	107
10		Shire plc (m)	347

			4,758

		Israel — 0.7%
70		Bank Hapoalim BM (a) (m)	297
84		Bank Leumi Le-Israel BM (a) (m)	280
127		Bezeq Israeli Telecommunication Corp., Ltd. (m)	149
—	(h)	Delek Group Ltd. (m)	75
30		Israel Chemicals Ltd. (m)	395
—	(h)	Israel Corp., Ltd. (The) (m)	105
—	(h)	Koor Industries Ltd. (a) (m)	—	(h)
2		Mellanox Technologies Ltd. (a) (m)	121
8		Mizrahi Tefahot Bank Ltd. (a) (m)	88
4		NICE Systems Ltd. (a) (m)	147
45		Teva Pharmaceutical Industries Ltd. (m)	1,724
18		Teva Pharmaceutical Industries Ltd., ADR (m)	670

			4,051

		Italy — 7.8%
221		Assicurazioni Generali S.p.A. (m)	4,238
60		Atlantia S.p.A. (m)	1,105
1,183		Banca Monte dei Paschi di Siena S.p.A. (a) (m)	395
337		Banco Popolare SC (a) (m)	703
321		Enel Green Power S.p.A. (m)	663
1,226		Enel S.p.A. (m)	5,344
476		Eni S.p.A. (m)	11,879
12		Exor S.p.A. (m)	368
161		Fiat Industrial S.p.A. (m)	2,072
164		Fiat S.p.A (a) (m)	1,003
76		Finmeccanica S.p.A. (a) (m)	500
2,070		Intesa Sanpaolo S.p.A. (m)	4,159
31		Luxottica Group S.p.A. (m)	1,419
2		Mediaset S.p.A. (m)	5
101		Mediobanca S.p.A. (m)	746
44		Pirelli & C. S.p.A. (m)	534
38		Prysmian S.p.A. (m)	817
50		Saipem S.p.A. (m)	1,424
317		Snam S.p.A. (m)	1,600
1,746		Telecom Italia S.p.A. (m)	1,733
249		Terna Rete Elettrica Nazionale S.p.A. (m)	1,048
760		UniCredit S.p.A. (a) (m)	4,906
161		Unione di Banche Italiane ScpA (m)	841

			47,502

		Japan — 18.0%
1		ABC-Mart, Inc. (m)	46
2		Acom Co., Ltd. (a) (m)	52
7		Advantest Corp. (m)	97
29		Aeon Co., Ltd. (m)	333
3		Aeon Credit Service Co., Ltd. (m)	63
4		Aeon Mall Co., Ltd. (m)	87
7		Air Water, Inc. (m)	89
9		Aisin Seiki Co., Ltd. (m)	295
31		Ajinomoto Co., Inc. (m)	420
2		Alfresa Holdings Corp. (m)	92
55		All Nippon Airways Co., Ltd. (m)	108
17		Amada Co., Ltd. (m)	107

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
28		Aozora Bank Ltd. (m)	79
48		Asahi Glass Co., Ltd. (m)	321
19		Asahi Group Holdings Ltd. (m)	394
59		Asahi Kasei Corp. (m)	343
7		Asics Corp. (m)	103
21		Astellas Pharma, Inc. (m)	1,094
15		Bank of Kyoto Ltd. (The) (m)	124
59		Bank of Yokohama Ltd. (The) (m)	281
3		Benesse Holdings, Inc. (m)	125
32		Bridgestone Corp. (m)	828
11		Brother Industries Ltd. (m)	121
1		Calbee, Inc. (m)	66
55		Canon, Inc. (m)	1,995
12		Casio Computer Co., Ltd. (m)	100
7		Central Japan Railway Co. (m)	612
36		Chiba Bank Ltd. (The) (m)	224
8		Chiyoda Corp. (m)	100
31		Chubu Electric Power Co., Inc. (m)	390
11		Chugai Pharmaceutical Co., Ltd. (m)	221
9		Chugoku Bank Ltd. (The) (m)	124
15		Chugoku Electric Power Co., Inc. (The) (m)	192
13		Citizen Holdings Co., Ltd. (m)	76
3		Coca-Cola West Co., Ltd. (m)	52
30		Cosmo Oil Co., Ltd. (m)	67
8		Credit Saison Co., Ltd. (m)	166
27		Dai Nippon Printing Co., Ltd. (m)	221
13		Daicel Corp. (m)	94
14		Daido Steel Co., Ltd. (m)	63
10		Daihatsu Motor Co., Ltd. (m)	208
—	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	588
33		Daiichi Sankyo Co., Ltd. (m)	555
11		Daikin Industries Ltd. (m)	439
7		Dainippon Sumitomo Pharma Co., Ltd. (m)	99
3		Daito Trust Construction Co., Ltd. (m)	339
24		Daiwa House Industry Co., Ltd. (m)	447
81		Daiwa Securities Group, Inc. (m)	474
5		Dena Co., Ltd. (m)	164
21		Denki Kagaku Kogyo KK (m)	77
24		Denso Corp. (m)	884
9		Dentsu, Inc. (m)	252
3		Don Quijote Co., Ltd. (m)	100
17		East Japan Railway Co. (m)	1,114
12		Eisai Co., Ltd. (m)	533
6		Electric Power Development Co., Ltd. (m)	131
3		FamilyMart Co., Ltd. (m)	119
9		FANUC Corp. (m)	1,459
3		Fast Retailing Co., Ltd. (m)	690
28		Fuji Electric Co., Ltd. (m)	65
27		Fuji Heavy Industries Ltd. (m)	365
22		FUJIFILM Holdings Corp. (m)	441
88		Fujitsu Ltd. (m)	357
38		Fukuoka Financial Group, Inc. (m)	159
30		Furukawa Electric Co., Ltd. (a) (m)	61
5		Gree, Inc. (m)	68
17		GS Yuasa Corp. (m)	61
18		Gunma Bank Ltd. (The) (m)	85
21		Hachijuni Bank Ltd. (The) (m)	105
1		Hakuhodo DY Holdings, Inc. (m)	80
3		Hamamatsu Photonics KK (m)	126
55		Hankyu Hanshin Holdings, Inc. (m)	300
13		Hino Motors Ltd. (m)	137
1		Hirose Electric Co., Ltd. (m)	175
22		Hiroshima Bank Ltd. (The) (m)	94
3		Hisamitsu Pharmaceutical Co., Inc. (m)	161
6		Hitachi Chemical Co., Ltd. (m)	77
5		Hitachi Construction Machinery Co., Ltd. (m)	115
3		Hitachi High-Technologies Corp. (m)	62
225		Hitachi Ltd. (m)	1,335
7		Hitachi Metals Ltd. (m)	60
9		Hokkaido Electric Power Co., Inc. (m)	81
9		Hokuriku Electric Power Co. (m)	96
79		Honda Motor Co., Ltd. (m)	2,979
21		Hoya Corp. (m)	402
11		Hulic Co., Ltd. (m)	72
5		Ibiden Co., Ltd. (m)	77
1		Idemitsu Kosan Co., Ltd. (m)	96
62		IHI Corp. (m)	161
—	(h)	Inpex Corp. (m)	614
17		Isetan Mitsukoshi Holdings Ltd. (m)	164
57		Isuzu Motors Ltd. (m)	357
73		ITOCHU Corp. (m)	825
1		Itochu Techno-Solutions Corp. (m)	50
13		Iyo Bank Ltd. (The) (m)	106
23		J. Front Retailing Co., Ltd. (m)	127
3		Japan Airlines Co., Ltd. (a) (m)	124
1		Japan Petroleum Exploration Co. (m)	44

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
—	(h)	Japan Prime Realty Investment Corp. (m)	105
—	(h)	Japan Real Estate Investment Corp. (m)	293
—	(h)	Japan Retail Fund Investment Corp. (m)	182
16		Japan Steel Works Ltd. (The) (m)	92
44		Japan Tobacco, Inc. (m)	1,357
23		JFE Holdings, Inc. (m)	500
10		JGC Corp. (m)	280
31		Joyo Bank Ltd. (The) (m)	145
9		JSR Corp. (m)	171
10		JTEKT Corp. (m)	112
—	(h)	Jupiter Telecommunications Co., Ltd. (m)	122
109		JX Holdings, Inc. (m)	641
41		Kajima Corp. (m)	122
10		Kamigumi Co., Ltd. (m)	85
13		Kaneka Corp. (m)	69
37		Kansai Electric Power Co., Inc. (The) (m)	350
11		Kansai Paint Co., Ltd. (m)	123
26		Kao Corp. (m)	731
69		Kawasaki Heavy Industries Ltd. (m)	214
13		KDDI Corp. (m)	967
23		Keikyu Corp. (m)	197
27		Keio Corp. (m)	200
14		Keisei Electric Railway Co., Ltd. (m)	124
2		Keyence Corp. (m)	610
8		Kikkoman Corp. (m)	117
6		Kinden Corp. (m)	41
80		Kintetsu Corp. (m)	327
42		Kirin Holdings Co., Ltd. (m)	522
117		Kobe Steel Ltd. (m)	144
5		Koito Manufacturing Co., Ltd. (m)	83
45		Komatsu Ltd. (m)	1,204
5		Konami Corp. (m)	104
23		Konica Minolta Holdings, Inc. (m)	184
52		Kubota Corp. (m)	597
17		Kuraray Co., Ltd. (m)	216
5		Kurita Water Industries Ltd. (m)	106
7		Kyocera Corp. (m)	667
13		Kyowa Hakko Kirin Co., Ltd. (m)	119
20		Kyushu Electric Power Co., Inc. (m)	193
3		Lawson, Inc. (m)	209
13		LIXIL Group Corp. (m)	297
—	(h)	M3, Inc. (m)	54
1		Mabuchi Motor Co., Ltd. (m)	49
5		Makita Corp. (m)	256
81		Marubeni Corp. (m)	594
11		Marui Group Co., Ltd. (m)	93
3		Maruichi Steel Tube Ltd. (m)	56
133		Mazda Motor Corp. (a) (m)	360
3		McDonald’s Holdings Co., Japan Ltd. (m)	80
7		Medipal Holdings Corp. (m)	85
3		MEIJI Holdings Co., Ltd. (m)	127
3		Miraca Holdings, Inc. (m)	108
66		Mitsubishi Chemical Holdings Corp. (m)	306
68		Mitsubishi Corp. (m)	1,437
94		Mitsubishi Electric Corp. (m)	776
61		Mitsubishi Estate Co., Ltd. (m)	1,485
20		Mitsubishi Gas Chemical Co., Inc. (m)	133
147		Mitsubishi Heavy Industries Ltd. (m)	788
6		Mitsubishi Logistics Corp. (m)	86
51		Mitsubishi Materials Corp. (m)	164
180		Mitsubishi Motors Corp. (a) (m)	187
11		Mitsubishi Tanabe Pharma Corp. (m)	145
616		Mitsubishi UFJ Financial Group, Inc. (m)	3,502
3		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	130
84		Mitsui & Co., Ltd. (m)	1,272
40		Mitsui Chemicals, Inc. (m)	95
41		Mitsui Fudosan Co., Ltd. (m)	931
51		Mitsui OSK Lines Ltd. (m)	169
1,105		Mizuho Financial Group, Inc. (m)	2,205
24		MS&AD Insurance Group Holdings (m)	511
10		Murata Manufacturing Co., Ltd. (m)	598
5		Nabtesco Corp. (m)	111
9		Namco Bandai Holdings, Inc. (m)	126
124		NEC Corp. (a) (m)	302
6		Nexon Co., Ltd. (a) (m)	58
13		NGK Insulators Ltd. (m)	147
8		NGK Spark Plug Co., Ltd. (m)	108
8		NHK Spring Co., Ltd. (m)	66
5		Nidec Corp. (m)	295
16		Nikon Corp. (m)	466
5		Nintendo Co., Ltd. (m)	500
—	(h)	Nippon Building Fund, Inc. (m)	299
18		Nippon Electric Glass Co., Ltd. (m)	87
39		Nippon Express Co., Ltd. (m)	160
8		Nippon Meat Packers, Inc. (m)	112
5		Nippon Paper Group, Inc. (m)	72
370		Nippon Steel Corp. (m)	1,024

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
21		Nippon Telegraph & Telephone Corp. (m)	888
78		Nippon Yusen KK (m)	187
32		Nishi-Nippon City Bank Ltd. (The) (m)	83
120		Nissan Motor Co., Ltd. (m)	1,234
10		Nisshin Seifun Group, Inc. (m)	116
3		Nissin Foods Holdings Co., Ltd. (m)	103
2		Nitori Holdings Co., Ltd. (m)	129
8		Nitto Denko Corp. (m)	444
18		NKSJ Holdings, Inc. (m)	383
5		NOK Corp. (m)	80
176		Nomura Holdings, Inc. (m)	1,006
5		Nomura Real Estate Holdings, Inc. (m)	89
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	83
5		Nomura Research Institute Ltd. (m)	117
21		NSK Ltd. (m)	151
—	(h)	NTT Data Corp. (m)	189
1		NTT DOCOMO, Inc. (m)	1,123
—	(h)	NTT Urban Development Corp. (m)	55
32		Obayashi Corp. (m)	166
29		Odakyu Electric Railway Co., Ltd. (m)	291
37		OJI Paper Co., Ltd. (m)	120
10		Olympus Corp. (a) (m)	228
10		Omron Corp. (m)	238
4		Ono Pharmaceutical Co., Ltd. (m)	200
2		Oracle Corp. Japan (m)	81
2		Oriental Land Co., Ltd. (m)	326
5		ORIX Corp. (m)	541
92		Osaka Gas Co., Ltd. (m)	345
1		Otsuka Corp. (m)	65
18		Otsuka Holdings Co., Ltd. (m)	568
107		Panasonic Corp. (m)	704
4		Park24 Co., Ltd. (m)	79
34		Rakuten, Inc. (m)	314
90		Resona Holdings, Inc. (m)	400
30		Ricoh Co., Ltd. (m)	335
2		Rinnai Corp. (m)	106
5		Rohm Co., Ltd. (m)	156
2		Sankyo Co., Ltd. (m)	84
2		Sanrio Co., Ltd. (m)	88
4		Santen Pharmaceutical Co., Ltd. (m)	152
12		SBI Holdings, Inc. (m)	97
10		Secom Co., Ltd. (m)	502
10		Sega Sammy Holdings, Inc. (m)	170
21		Sekisui Chemical Co., Ltd. (m)	201
25		Sekisui House Ltd. (m)	279
36		Seven & I Holdings Co., Ltd. (m)	1,106
26		Seven Bank Ltd. (m)	64
47		Sharp Corp. (m)	160
8		Shikoku Electric Power Co., Inc. (m)	101
12		Shimadzu Corp. (m)	80
1		Shimamura Co., Ltd. (m)	108
4		Shimano, Inc. (m)	246
27		Shimizu Corp. (m)	86
20		Shin-Etsu Chemical Co., Ltd. (m)	1,212
74		Shinsei Bank Ltd. (m)	151
14		Shionogi & Co., Ltd. (m)	250
17		Shiseido Co., Ltd. (m)	233
24		Shizuoka Bank Ltd. (The) (m)	229
69		Showa Denko KK (m)	106
9		Showa Shell Sekiyu KK (m)	50
3		SMC Corp. (m)	450
44		Softbank Corp. (m)	1,557
55		Sojitz Corp. (m)	83
48		Sony Corp. (m)	718
9		Sony Financial Holdings, Inc. (m)	144
3		Square Enix Holdings Co., Ltd. (m)	32
7		Stanley Electric Co., Ltd. (m)	111
6		Sumco Corp. (a) (m)	65
72		Sumitomo Chemical Co., Ltd. (m)	210
55		Sumitomo Corp. (m)	705
36		Sumitomo Electric Industries Ltd. (m)	402
27		Sumitomo Heavy Industries Ltd. (m)	118
25		Sumitomo Metal Mining Co., Ltd. (m)	390
65		Sumitomo Mitsui Financial Group, Inc. (m)	2,607
151		Sumitomo Mitsui Trust Holdings, Inc. (m)	558
17		Sumitomo Realty & Development Co., Ltd. (m)	527
8		Sumitomo Rubber Industries Ltd. (m)	107
9		Suruga Bank Ltd. (m)	115
3		Suzuken Co., Ltd. (m)	101
18		Suzuki Motor Corp. (m)	459
4		Sysmex Corp. (m)	167
28		T&D Holdings, Inc. (m)	343
54		Taiheiyo Cement Corp. (m)	147
50		Taisei Corp. (m)	150
2		Taisho Pharmaceutical Holdings Co., Ltd. (m)	122

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Japan — Continued
11	Taiyo Nippon Sanso Corp. (m)	73
12	Takashimaya Co., Ltd. (m)	89
38	Takeda Pharmaceutical Co., Ltd. (m)	1,962
6	TDK Corp. (m)	209
46	Teijin Ltd. (m)	105
7	Terumo Corp. (m)	326
6	THK Co., Ltd. (m)	101
49	Tobu Railway Co., Ltd. (m)	264
5	Toho Co., Ltd. (m)	97
20	Toho Gas Co., Ltd. (m)	107
22	Tohoku Electric Power Co., Inc. (a) (m)	176
34	Tokio Marine Holdings, Inc. (m)	992
70	Tokyo Electric Power Co., Inc. (a) (m)	162
8	Tokyo Electron Ltd. (m)	345
119	Tokyo Gas Co., Ltd. (m)	561
54	Tokyu Corp. (m)	294
21	Tokyu Land Corp. (m)	146
14	TonenGeneral Sekiyu KK (m)	122
27	Toppan Printing Co., Ltd. (m)	169
72	Toray Industries, Inc. (m)	417
196	Toshiba Corp. (m)	872
13	TOTO Ltd. (m)	106
7	Toyo Seikan Kaisha Ltd. (m)	89
5	Toyo Suisan Kaisha Ltd. (m)	139
3	Toyoda Gosei Co., Ltd. (m)	67
3	Toyota Boshoku Corp. (m)	39
8	Toyota Industries Corp. (m)	256
133	Toyota Motor Corp. (m)	6,363
11	Toyota Tsusho Corp. (m)	250
5	Trend Micro, Inc. (m)	149
3	Tsumura & Co. (m)	95
49	Ube Industries Ltd. (m)	102
5	Unicharm Corp. (m)	282
6	Ushio, Inc. (m)	59
1	USS Co., Ltd. (m)	121
8	West Japan Railway Co. (m)	312
1	Yahoo! Japan Corp. (m)	279
5	Yakult Honsha Co., Ltd. (m)	201
4	Yamada Denki Co., Ltd. (m)	168
9	Yamaguchi Financial Group, Inc. (m)	87
8	Yamaha Corp. (m)	82
13	Yamaha Motor Co., Ltd. (m)	169
18	Yamato Holdings Co., Ltd. (m)	303
2	Yamato Kogyo Co., Ltd. (m)	54
6	Yamazaki Baking Co., Ltd. (m)	63
11	Yaskawa Electric Corp. (m)	103
10	Yokogawa Electric Corp. (m)	109

		109,040

	Luxembourg — 0.6%
52	ArcelorMittal (m)	895
2	Millicom International Cellular S.A., SDR (m)	161
17	SES S.A. FDR (m)	511
89	Tenaris S.A. (m)	1,874

		3,441

	Mexico — 0.7%
95	Alfa S.A.B. de C.V., Class A (m)	228
949	America Movil S.A.B. de C.V., Series L, (m)	1,197
269	Cemex S.A.B. de C.V. (a) (m)	293
59	Fomento Economico Mexicano S.A.B. de C.V. (m)	641
3	Fresnillo plc (m)	89
71	Grupo Bimbo S.A.B. de C.V., Series A, (m)	185
16	Grupo Carso S.A.B. de C.V., Series A1, (m)	78
119	Grupo Mexico S.A.B. de C.V., Series B, (m)	441
22	Grupo Modelo S.A.B. de C.V., Series C, (m)	190
74	Grupo Televisa S.A.B. (m)	416
74	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	208
16	Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	69
143	Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	462

		4,497

	Netherlands — 3.9%
110	Aegon N.V. (m)	736
15	Akzo Nobel N.V. (m)	1,032
19	ASML Holding N.V. (m)	1,428
4	Corio N.V. (m)	188
37	D.E Master Blenders 1753 N.V. (a) (m)	461
10	Delta Lloyd N.V. (m)	194
4	Fugro N.V., CVA (m)	263
4	Gemalto N.V. (m)	390
6	Heineken Holding N.V. (m)	370
15	Heineken N.V. (m)	1,035

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Netherlands — Continued
246	ING Groep N.V., CVA (a) (m)	2,490
59	Koninklijke Ahold N.V. (m)	865
4	Koninklijke Boskalis Westminster N.V. (m)	191
10	Koninklijke DSM N.V. (m)	585
62	Koninklijke KPN N.V. (m)	348
65	Koninklijke Philips Electronics N.V. (m)	2,014
3	Koninklijke Vopak N.V. (m)	229
19	QIAGEN N.V. (a) (m)	401
7	Randstad Holding N.V. (m)	289
44	Reed Elsevier N.V. (m)	680
68	Royal Dutch Shell plc, Class A (m)	2,421
48	Royal Dutch Shell plc, Class B (m)	1,761
22	TNT Express N.V. (m)	166
104	Unilever N.V., CVA (m)	4,213
19	Wolters Kluwer N.V. (m)	390
8	Ziggo N.V. (m)	247

		23,387

	New Zealand — 0.6%
218	Auckland International Airport Ltd. (m)	519
85	Contact Energy Ltd. (a) (m)	374
160	Fletcher Building Ltd. (m)	1,280
135	SKYCITY Entertainment Group Ltd. (m)	450
436	Telecom Corp. of New Zealand Ltd. (m)	887

		3,510

	Norway — 1.6%
15	Aker Solutions ASA (m)	339
93	DnB ASA (m)	1,309
19	Gjensidige Forsikring ASA (m)	302
89	Norsk Hydro ASA (m)	425
72	Orkla ASA (m)	636
34	Seadrill Ltd. (m)	1,327
106	Statoil ASA (m)	2,833
67	Telenor ASA (m)	1,472
18	Yara International ASA (m)	945

		9,588

	Philippines — 0.7%
33	Ayala Corp. (m)	455
878	Ayala Land, Inc. (m)	626
188	Bank of the Philippine Islands (m)	463
122	BDO Unibank, Inc. (a) (m)	231
5	Globe Telecom, Inc. (m)	145
101	Jollibee Foods Corp. (m)	273
65	Manila Electric Co. (m)	462
8	Philippine Long Distance Telephone Co. (m)	550
32	SM Investments Corp. (m)	737
1,291	SM Prime Holdings, Inc. (m)	556

		4,498

	Portugal — 0.9%
524	Banco Espirito Santo S.A. (a) (m)	743
498	EDP—Energias de Portugal S.A. (m)	1,602
70	Galp Energia SGPS S.A., Class B (m)	1,143
57	Jeronimo Martins SGPS S.A. (m)	1,221
163	Portugal Telecom SGPS S.A. (m)	952

		5,661

	Singapore — 0.8%
46	Ascendas Real Estate Investment Trust (m)	93
50	CapitaCommercial Trust (m)	67
63	CapitaLand Ltd. (m)	204
57	CapitaMall Trust (m)	98
35	CapitaMalls Asia Ltd. (m)	61
12	City Developments Ltd. (m)	114
46	ComfortDelgro Corp., Ltd. (m)	72
46	DBS Group Holdings Ltd. (m)	555
25	Fraser and Neave Ltd. (m)	193
150	Genting Singapore plc (m)	188
49	Global Logistic Properties Ltd. (m)	109
173	Golden Agri-Resources Ltd. (m)	89
125	Hutchison Port Holdings Trust, Class U (m)	102
3	Jardine Cycle & Carriage Ltd. (m)	127
35	Keppel Corp., Ltd. (m)	328
18	Keppel Land Ltd. (m)	62
43	Olam International Ltd. (m)	56
63	Oversea-Chinese Banking Corp., Ltd. (m)	500
23	SembCorp Industries Ltd. (m)	102
22	SembCorp Marine Ltd. (m)	84
13	Singapore Airlines Ltd. (m)	117
22	Singapore Exchange Ltd. (m)	139
39	Singapore Press Holdings Ltd. (m)	130
36	Singapore Technologies Engineering Ltd. (m)	114
199	Singapore Telecommunications Ltd. (m)	561
15	StarHub Ltd. (m)	47
33	United Overseas Bank Ltd. (m)	499
11	UOL Group Ltd. (m)	55

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Singapore — Continued
49		Wilmar International Ltd. (m)	151

			5,017

		South Africa — 0.7%
8		ABSA Group Ltd. (m)	144
1		Anglo American Platinum Ltd. (m)	44
5		AngloGold Ashanti Ltd. (m)	153
8		Bidvest Group Ltd. (m)	181
85		FirstRand Ltd. (m)	305
17		Gold Fields Ltd. (m)	196
13		Impala Platinum Holdings Ltd. (m)	235
35		MTN Group Ltd. (m)	688
9		Naspers Ltd., Class N (m)	584
35		PPC Ltd. (m)	128
56		Sanlam Ltd. (m)	283
13		Sasol Ltd. (m)	542
11		Shoprite Holdings Ltd. (m)	203
23		Standard Bank Group Ltd. (m)	303
35		Steinhoff International Holdings Ltd. (a) (m)	107
5		Tiger Brands Ltd. (m)	161

			4,257

		South Korea — 0.7%
2		Daelim Industrial Co., Ltd. (a) (m)	137
5		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (m)	142
—	(h)	E-Mart Co., Ltd. (m)	97
1		Hyundai Mobis (a) (m)	341
1		Hyundai Motor Co. (m)	198
3		KB Financial Group, Inc. (a) (m)	107
1		LG Chem Ltd. (m)	313
3		LG Electronics, Inc. (m)	218
1		POSCO (m)	383
1		Samsung Electronics Co., Ltd. (m)	1,360
1		Samsung Fire & Marine Insurance Co., Ltd. (m)	274
5		Shinhan Financial Group Co., Ltd. (a) (m)	183
—	(h)	Shinsegae Co., Ltd. (m)	31
7		SK Hynix, Inc. (a) (m)	151
1		SK Innovation Co., Ltd. (m)	94
1		SK Telecom Co., Ltd. (m)	92

			4,121

		Spain — 5.7%
36		Abertis Infraestructuras S.A. (m)	624
3		Acciona S.A. (m)	220
15		ACS Actividades de Construccion y Servicios S.A. (m)	350
31		Amadeus IT Holding S.A., Class A (m)	788
546		Banco Bilbao Vizcaya Argentaria S.A. (m)	5,433
282		Banco de Sabadell S.A. (a) (m)	758
519		Banco Popular Espanol S.A. (m)	470
1,039		Banco Santander S.A. (m)	8,695
110		Bankia S.A. (a) (m)	77
84		CaixaBank (m)	333
63		Distribuidora Internacional de Alimentacion S.A. (m)	466
19		Enagas S.A. (m)	460
40		Ferrovial S.A. (m)	646
35		Gas Natural SDG S.A. (m)	697
15		Grifols S.A. (a) (m)	500
401		Iberdrola S.A. (m)	2,159
22		Inditex S.A. (m)	3,045
78		Mapfre S.A. (m)	239
11		Red Electrica Corp. S.A. (m)	592
82		Repsol S.A. (m)	1,832
407		Telefonica S.A. (m)	5,892
15		Zardoya Otis S.A. (m)	235

			34,511

		Sweden — 1.9%
10		Alfa Laval AB (m)	207
10		Assa Abloy AB, Class B (m)	380
21		Atlas Copco AB, Class A (m)	606
11		Atlas Copco AB, Class B (m)	283
9		Boliden AB (m)	163
8		Electrolux AB, Series B, (m)	200
12		Elekta AB, Class B (m)	180
7		Getinge AB, Class B (m)	204
29		Hennes & Mauritz AB, Class B (m)	1,067
8		Hexagon AB, Class B (m)	203
13		Husqvarna AB, Class B (m)	82
4		Industrivarden AB, Class C (m)	78
7		Investment AB Kinnevik, Class B (m)	158
14		Investor AB, Class B (m)	411
7		Lundin Petroleum AB (a) (m)	187
84		Nordea Bank AB (m)	930
6		Ratos AB, Class B (m)	62
31		Sandvik AB (m)	498
9		Scania AB, Class B (m)	180
11		Securitas AB, Class B (m)	105

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Sweden — Continued
45		Skandinaviska Enskilda Banken AB, Class A (m)	447
9		Skanska AB, Class B (m)	159
12		SKF AB, Class B (m)	292
18		Svenska Cellulosa AB, Class B (m)	447
16		Svenska Handelsbanken AB, Class A (m)	657
25		Swedbank AB, Class A (m)	601
7		Swedish Match AB (m)	256
9		Tele2 AB, Class B (m)	153
92		Telefonaktiebolaget LM Ericsson, Class B (m)	1,064
58		TeliaSonera AB (m)	415
44		Volvo AB, Class B (m)	655

			11,330

		Switzerland — 2.6%
27		ABB Ltd. (a) (m)	582
1		Actelion Ltd. (a) (m)	72
1		Adecco S.A. (a) (m)	80
2		Aryzta AG (a) (m)	89
1		Baloise Holding AG (m)	67
—	(h)	Banque Cantonale Vaudoise (m)	31
—	(h)	Barry Callebaut AG (a) (m)	30
7		Cie Financiere Richemont S.A., Class A	536
18		Credit Suisse Group AG (a) (m)	541
—	(h)	EMS-Chemie Holding AG (m)	38
—	(h)	Geberit AG (a) (m)	90
—	(h)	Givaudan S.A. (a) (m)	136
70		Glencore International plc (m)	437
3		Holcim Ltd. (a) (m)	262
3		Julius Baer Group Ltd. (a) (m)	125
1		Kuehne & Nagel International AG (m)	66
—	(h)	Lindt & Spruengli AG (a) (m)	87
1		Lonza Group AG (a) (m)	33
43		Nestle S.A. (m)	3,052
30		Novartis AG (m)	2,012
—	(h)	Pargesa Holdings S.A. (m)	30
—	(h)	Partners Group Holding AG (m)	54
9		Roche Holding AG (m)	2,070
1		Schindler Holding AG (m)	122
—	(h)	SGS S.A. (m)	176
—	(h)	Sika AG (m)	81
1		Sonova Holding AG (a) (m)	90
32		STMicroelectronics N.V. (m)	279
—	(h)	Sulzer AG (m)	41
1		Swatch Group AG (The) (m)	294
—	(h)	Swiss Life Holding AG (a) (m)	69
1		Swiss Prime Site AG (a) (m)	78
5		Swiss Re AG (a) (m)	385
—	(h)	Swisscom AG (m)	120
1		Syngenta AG (m)	563
5		Transocean Ltd. (m)	287
53		UBS AG (a) (m)	924
5		Wolseley plc (m)	236
39		Xstrata plc (m)	724
2		Zurich Insurance Group AG (a) (m)	610

			15,599

		Taiwan — 0.7%
23		Asustek Computer, Inc. (m)	258
150		Cathay Financial Holding Co., Ltd. (m)	167
396		China Steel Corp. (m)	374
183		Chinatrust Financial Holding Co., Ltd. (m)	105
22		Chunghwa Telecom Co., Ltd. (m)	70
168		Far Eastern New Century Corp. (m)	194
78		Formosa Plastics Corp. (m)	212
184		Hon Hai Precision Industry Co., Ltd. (m)	526
6		HTC Corp. (m)	61
25		MediaTek, Inc. (m)	275
65		Nan Ya Plastics Corp. (m)	132
105		Pegatron Corp. (a) (m)	139
103		Quanta Computer, Inc. (m)	240
557		Taishin Financial Holding Co., Ltd. (m)	221
91		Taiwan Cement Corp. (m)	123
63		Taiwan Mobile Co., Ltd. (m)	225
283		Taiwan Semiconductor Manufacturing Co.,
		Ltd. (m)	971
195		United Microelectronics Corp. (m)	76

			4,369

		Thailand — 0.7%
47		Advanced Info Service PCL (m)	328
52		Bangkok Bank PCL (m)	384
11		Banpu PCL (m)	139
176		Charoen Pokphand Foods PCL (m)	207
98		Kasikornbank PCL (m)	656
250		Krung Thai Bank PCL (m)	193
100		PTT Exploration & Production PCL (m)	556
87		PTT Global Chemical PCL (m)	232
48		PTT PCL (m)	564
30		Siam Cement PCL (m)	471

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Thailand — Continued
111	Siam Commercial Bank PCL (m)	664
32	Thai Oil PCL (m)	78

		4,472

	Turkey — 0.7%
109	Akbank TAS (m)	554
18	Anadolu Efes Biracilik Ve Malt Sanayii
	A.S. (m)	268
6	BIM Birlesik Magazalar A.S. (m)	315
99	Eregli Demir ve Celik Fabrikalari TAS (m)	141
53	Haci Omer Sabanci Holding A.S. (m)	303
34	KOC Holding AS (m)	178
12	Tupras Turkiye Petrol Rafinerileri AS (m)	321
68	Turkcell Iletisim Hizmet A.S. (a) (m)	422
144	Turkiye Garanti Bankasi A.S. (m)	723
35	Turkiye Halk Bankasi A.S. (m)	341
116	Turkiye Is Bankasi, Class C (m)	428
77	Yapi ve Kredi Bankasi A.S. (a) (m)	227

		4,221

	United Kingdom — 6.9%
18	3i Group plc (m)	77
15	Aberdeen Asset Management plc (m)	98
4	Admiral Group plc (m)	74
5	Aggreko plc (m)	122
6	AMEC plc (m)	99
26	Anglo American plc (m)	765
7	Antofagasta plc (m)	133
25	ARM Holdings plc (m)	348
7	Associated British Foods plc (m)	184
23	AstraZeneca plc (m)	1,109
54	Aviva plc (m)	313
7	Babcock International Group plc (m)	112
60	BAE Systems plc (m)	322
13	Balfour Beatty plc (m)	55
214	Barclays plc (m)	1,028
63	BG Group plc (m)	1,110
39	BHP Billiton plc (m)	1,333
350	BP plc (m)	2,593
36	British American Tobacco plc (m)	1,858
16	British Land Co. plc (m)	140
20	British Sky Broadcasting Group plc (m)	256
145	BT Group plc (m)	572
6	Bunzl plc (m)	112
8	Burberry Group plc (m)	177
12	Capita plc (m)	152
10	Capital Shopping Centres Group plc (m)	58
3	Carnival plc (m)	132
96	Centrica plc (m)	530
19	Cobham plc (m)	63
34	Compass Group plc (m)	416
3	Croda International plc (m)	98
46	Diageo plc (m)	1,374
5	Eurasian Natural Resources Corp. plc (m)	26
6	Evraz plc (m)	29
27	G4S plc (m)	117
29	GKN plc (m)	112
92	GlaxoSmithKline plc (m)	2,093
13	Hammerson plc (m)	97
4	Hargreaves Lansdown plc (m)	48
337	HSBC Holdings plc (m)	3,831
10	ICAP plc (m)	51
6	IMI plc (m)	112
18	Imperial Tobacco Group plc (m)	679
8	Inmarsat plc (m)	87
5	InterContinental Hotels Group plc (m)	145
94	International Consolidated Airlines Group S.A. (a) (m)	317
3	Intertek Group plc (m)	143
15	Invensys plc (m)	84
10	Investec plc (m)	75
66	ITV plc (m)	120
23	J Sainsbury plc (m)	121
4	Johnson Matthey plc (m)	137
4	Kazakhmys plc (m)	45
43	Kingfisher plc (m)	184
14	Land Securities Group plc (m)	181
108	Legal & General Group plc (m)	262
777	Lloyds Banking Group plc (a) (m)	636
3	London Stock Exchange Group plc (m)	61
29	Marks & Spencer Group plc (m)	175
15	Meggitt plc (m)	101
23	Melrose Industries plc (m)	84
67	National Grid plc (m)	733
3	Next plc (m)	192
90	Old Mutual plc (m)	266
15	Pearson plc (m)	284
5	Petrofac Ltd. (m)	120
47	Prudential plc (m)	716
2	Randgold Resources Ltd. (m)	148

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	United Kingdom — Continued
12	Reckitt Benckiser Group plc (m)	799
22	Reed Elsevier plc (m)	242
26	Resolution Ltd. (m)	109
14	Rexam plc (m)	104
25	Rio Tinto plc (m)	1,394
35	Rolls-Royce Holdings plc (a) (m)	518
38	Royal Bank of Scotland Group plc (a) (m)	208
64	RSA Insurance Group plc (m)	133
18	SABMiller plc (m)	879
23	Sage Group plc (The) (m)	118
2	Schroders plc (m)	64
14	Segro plc (m)	55
9	Serco Group plc (m)	81
4	Severn Trent plc (m)	116
16	Smith & Nephew plc (m)	188
7	Smiths Group plc (m)	137
17	SSE plc (m)	391
44	Standard Chartered plc (m)	1,171
43	Standard Life plc (m)	236
26	Subsea 7 S.A. (m)	635
9	Tate & Lyle plc (m)	113
148	Tesco plc (m)	836
8	TUI Travel plc (m)	38
17	Tullow Oil plc (m)	301
24	Unilever plc (m)	963
13	United Utilities Group plc (m)	146
2	Vedanta Resources plc (m)	34
905	Vodafone Group plc (m)	2,469
4	Weir Group plc (The) (m)	119
3	Whitbread plc (m)	137
41	WM Morrison Supermarkets plc (m)	165
23	WPP plc (m)	366

		41,690

	United States — 0.0% (g)
5	Sims Metal Management Ltd. (m)	52

	Total Common Stocks (Cost $323,139)	577,615

Investment Companies — 1.1%

	United States — 1.1%
87	iShares MSCI EAFE Index Fund (m)	5,114
20	iShares MSCI Germany Index Fund (m)	522
18	iShares MSCI Pacific ex-Japan Index
	Fund (m)	888

	Total Investment Companies (Cost $6,399)	6,524

Preferred Stocks — 1.7%

	Brazil — 0.5%
27	Banco Bradesco S.A. (m)	494
8	Cia de Bebidas das Americas (m)	383
7	Cia Energetica de Minas Gerais (m)	76
56	Itau Unibanco Holding S.A. (m)	968
54	Petroleo Brasileiro S.A. (m)	489
37	Vale S.A., Class A (m)	724

		3,134

	Chile — 0.1%
7	Sociedad Quimica y Minera de Chile S.A., Class B (m)	416

	Germany — 0.9%
4	Bayerische Motoren Werke AG (m)	247
14	Henkel AG & Co. KGaA (m)	1,254
12	Porsche Automobil Holding SE (m)	1,022
7	ProSiebenSat.1 Media AG (m)	239
2	RWE AG (m)	77
11	Volkswagen AG (m)	2,825

		5,664

	Italy — 0.2%
1,113	Telecom Italia S.p.A. (m)	951

	United Kingdom — 0.0% (g)
16	Rexam plc (a) (i)	11

	Total Preferred Stocks (Cost $3,733)	10,176

Short-Term Investment — 1.5%

	Investment Company — 1.5%
8,800	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $8,800)	8,800

	Total Investments — 99.6% (Cost $342,071)	603,115
	Other Assets in Excess of Liabilities — 0.4%	2,599

	NET ASSETS — 100.0%	$605,714

Percentages indicated are based on net assets.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.1%
Oil, Gas & Consumable Fuels	7.4
Pharmaceuticals	5.9
Insurance	4.7
Automobiles	4.4
Chemicals	4.2
Diversified Telecommunication Services	3.9
Metals & Mining	3.6
Beverages	3.4
Machinery	2.7
Electric Utilities	2.7
Food Products	2.5
Industrial Conglomerates	2.1
Food & Staples Retailing	2.0
Wireless Telecommunication Services	1.8
Real Estate Management & Development	1.5
Capital Markets	1.4
Diversified Financial Services	1.4
Software	1.2
Energy Equipment & Services	1.2
Textiles, Apparel & Luxury Goods	1.2
Multi-Utilities	1.2
Media	1.1
Electrical Equipment	1.1
Construction Materials	1.1
Semiconductors & Semiconductor Equipment	1.1
Trading Companies & Distributors	1.0
Real Estate Investment Trusts (REITs)	1.0
Electronic Equipment, Instruments & Components	1.0
Auto Components	1.0
Hotels, Restaurants & Leisure	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	13.6
Short-Term Investment	1.5

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	TOPIX Index	03/07/13	$2,050	$163
160	Dow Jones Euro STOXX 50 Index	03/15/13	5,890	61
12	FTSE 100 Index	03/15/13	1,191	44

				$268

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SBI	—	Shares Beneficial Interest
SDR	—	Swedish Depositary Receipt
THB	—	Thai Baht

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $573,179,000 and 96.4%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$276,846
Aggregate gross unrealized depreciation	(15,802)

Net unrealized appreciation/depreciation	$261,044

Federal income tax cost of investments	$342,071

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$32,264	$—	(a)	$32,264
Austria	—	9,741	—		9,741
Belgium	—	11,068	—		11,068
Brazil	1,224	—	—		1,224
Chile	4,032	—	—		4,032
China	—	3,983	—		3,983
Denmark	—	7,281	—		7,281
Finland	—	5,723	—		5,723
France	—	57,931	—		57,931
Germany	—	72,588	—		72,588
Greece	—	7,629	—		7,629
Hong Kong	—	5,720	—		5,720
Hungary	—	4,641	—		4,641
India	308	3,910	—		4,218
Ireland	253	4,505	—		4,758
Israel	670	3,381	—		4,051
Italy	—	47,502	—		47,502
Japan	—	109,040	—		109,040
Luxembourg	—	3,441	—		3,441
Mexico	4,408	89	—		4,497
Netherlands	—	23,387	—		23,387
New Zealand	—	3,510	—		3,510
Norway	—	9,588	—		9,588
Philippines	—	4,498	—		4,498
Portugal	—	5,661	—		5,661
Singapore	—	5,017	—		5,017
South Africa	—	4,257	—		4,257
South Korea	—	4,121	—		4,121
Spain	—	34,511	—		34,511
Sweden	—	11,330	—		11,330
Switzerland	—	15,599	—		15,599
Taiwan	—	4,369	—		4,369
Thailand	—	4,472	—		4,472
Turkey	—	4,221	—		4,221
United Kingdom	—	41,690	—		41,690
United States	—	52	—		52

Total Common Stocks	10,895	566,720	—	(a)	577,615

Preferred Stocks
Brazil	3,134	—	—		3,134

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chile	$416	$—	$—	$416
Germany	—	5,664	—	5,664
Italy	—	951	—	951
United Kingdom	—	—	11	11

Total Preferred Stocks	3,550	6,615	11	10,176

Investment Companies
United States	6,524	—	—	6,524

Total Investment Companies	6,524	—	—	6,524

Short-Term Investment
Investment Company	8,800	—	—	8,800

Total Investments in Securities	$29,769	$573,335	$11	$603,115

Appreciation in Other Financial Instruments
Futures Contracts	$268	$—	$—	$268

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan International Equity Index Fund

	Balance as of 10/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/13
Investments in Securities
Common Stocks - Autralia	$—	(a)	$—	$—	$—	$—		$—	$—	$—	$—	(a)
Preferred Stocks - United Kingdom	—		—	11	—	—	(a)	—	—	—	11

	$—		$—	$11	$—	$—	(a)	$—	$—	$—	$11

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $11,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:     /s/ Patricia A. Maleski

           Patricia A. Maleski

           President and Principal Executive Officer

           March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Patricia A. Maleski

           Patricia A. Maleski

           President and Principal Executive Officer

           March 28, 2013

By:     /s/ Joy C. Dowd

           Joy C. Dowd

           Treasurer and Principal Financial Officer

           March 28, 2013